Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 32,968	$ 107,114
Accounts receivable (less allowances — $3,346 and $4,221)	387,847	261,852
Programming	52,699	34,432
FCC repack receivable	29,651	19,242
Miscellaneous	39,486	24,585
Assets held for sale	101,266	23,792
Total current assets	643,917	471,017
Investments	8,375	7,162
Property and equipment	370,378	231,501
Operating lease right-of-use assets	128,192	0
Goodwill	1,224,679	786,837
Other intangible assets	1,060,675	475,906
Programming (less current portion)	96,256	75,333
Deferred income taxes	12,306	9,427
Miscellaneous	17,079	14,687
Assets held for sale — noncurrent	0	58,477
Total Assets	3,561,857	2,130,347
Current liabilities:
Accounts payable	28,441	25,919
Unearned revenue	10,704	10,346
Current portion of long-term debt	10,612	3,000
Accrued liabilities:
Employee compensation and benefits	43,259	42,124
Miscellaneous	96,682	40,301
Accrued interest	15,352	2,626
Programming liability	41,694	38,957
Other current liabilities	42,561	25,339
Total current liabilities	312,032	198,059
Long-term debt (less current portion)	1,904,418	685,764
Deferred income taxes	17,876	24,473
Operating lease liabilities	113,648	0
Other liabilities (less current portion)	315,948	294,542
Liabilities, Held-For-Sale, Noncurrent	0	1,344
Commitments and contingencies (Note 17)
Equity:
Preferred stock, $0.01 par — authorized: 25,000,000 shares; none outstanding	0	0
Common stock, $.01 par: Class A - authorized: 240,000,000 shares; issued and outstanding; 2019 - 69,027,524 shares; 2018 - 68,736,867 shares. Voting - authorized: 60,000,000 shares; issued and outstanding; 2019 - 11,932,722 shares; 2018 - 11,932,722 shares	810	807
Additional paid-in capital	1,117,095	1,106,984
Accumulated deficit	(120,981)	(86,229)
Accumulated other comprehensive loss, net of income taxes	(98,989)	(95,397)
Total equity	897,935	926,165
Total Liabilities and Equity	3,561,857	2,130,347
Liabilities, Held-For-Sale	22,727	9,447
Common stock, Class A
Equity:
Common stock, $.01 par: Class A - authorized: 240,000,000 shares; issued and outstanding; 2019 - 69,027,524 shares; 2018 - 68,736,867 shares. Voting - authorized: 60,000,000 shares; issued and outstanding; 2019 - 11,932,722 shares; 2018 - 11,932,722 shares	691	688
Voting common stock
Equity:
Common stock, $.01 par: Class A - authorized: 240,000,000 shares; issued and outstanding; 2019 - 69,027,524 shares; 2018 - 68,736,867 shares. Voting - authorized: 60,000,000 shares; issued and outstanding; 2019 - 11,932,722 shares; 2018 - 11,932,722 shares	$ 119	$ 119